Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 1,046,332	$ 961,627
Less: accumulated depreciation	(586,018)	(556,262)
Property and equipment, net	460,314	405,365
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	405,439	369,960
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	391,086	393,058
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	67,847	68,189
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 181,959	$ 130,420